Gain (loss) on disposals of business and corporate transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain (loss) on disposal of businesses and corporate transactions
Gain on disposals	$ 265
Other transactions	(407)	$ (107)	$ 286
Total gain (loss) on disposal of business from continuing operations	(142)	$ (107)	$ 286
Transaction related costs - fees to advisors	(78)
Fee paid to holders of subordinated debt instruments	(182)
Business separation costs	$ (147)
ICICI Prudential Life Insurance Company Limited
Gain (loss) on disposal of businesses and corporate transactions
Ownership percentage	22.00%	26.00%